Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments (Tables) [Line Items]
Schedule of Financial Assets at Amortized Cost

Financial assets at amortized cost:

	December 31,
	2024	2023
	USD in thousands
Trade receivable and other assets	14,789	14,950
Restricted bank deposit	388	61
Total current assets	15,177	15,011
Long-term deposit	165	328
Total non-current assets	165	328

Schedule of Other Financial Liabilities	Other financial liabilities:
Other financial liabilities at amortized cost:
Short-term loans (1)	13,534	11,878
Convertible loans	24,763	14,449
Trade payables	8,200	9,867
Other accounts payable	39,474	32,427
Liabilities for government grants	442	412
Total other financial liabilities at amortized cost	86,413	69,033

Total current liabilities	86,240	68,886
Total non-current liabilities	173	147

(1)	The interest rate is Prime (Bank of Israel intrabank plus 1.5%) + 0.7%-4.85%.